SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Polaris Advisor III Variable Annuity

American General Life Insurance Company (“AGL”) is amending the Prospectus for the purpose of adding the following information.

MARKETLOCK FOR LIFE PLUS OPTION EXTENSION PARAMETERS

The information below is important to you if you purchased a contract between February 4, 2008 and May 3, 2009 and you elected the MarketLock For Life Plus living benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary, you will have an opportunity to extend the Income Base Evaluation Period for an additional five year period (the “Extension”). In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your living benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the Income Base Evaluation Period in the future.

As a reminder, you also have the option to cancel your living benefit on tenth anniversary or any anniversary after the tenth. If you elect to cancel your living benefit, you will no longer receive the guarantees of the living benefit and you will no longer be charged the fee. You may not extend the Income Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life Plus after cancellation.

As with all important financial decisions, we recommend that you discuss this with your financial representative. You should refer to both the prospectus and the contract endorsement you received at the time of your purchase. If you do not have a prospectus, you can call our Annuity Service Center at (800) 445-7862 and we will provide one to you.

For information on the MarketLock For Life Plus living benefit you elected at purchase, please see the MarketLock For Life Plus section under OPTIONAL LIVING BENEFITS in the prospectus.

How do I elect the Extension?

To elect the Extension, you must complete the Election Form you will receive. If you elected the MarketLock For Life Plus living benefit, the Income Base Evaluation Period may be extended for an additional 5 year period.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values. This component is used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.

What are the fee and investment requirements if I elect the Extension?

If you purchased your contract between February 4, 2008 and April 30, 2008 and if you elect Extension, the fee for the feature will be increased by 0.25% as follows:

Number of Covered Persons	Current Annualized Fee (calculated as a percentage of the Income Base)	Annualized Fee After Extension (calculated as a percentage of the Income Base)
One	0.70%	0.95%
Two	0.95%	1.20%

If you purchased your contract between May 1, 2008 and May 3, 2009 and if you elect Extension, the fee for the feature will be increased by 0.25% as follows:

Number of Covered Persons	Current Annualized Fee (calculated as a percentage of the Income Base)	Annualized Fee After Extension (calculated as a percentage of the Income Base)
One	0.75%	1.00%
Two	1.00%	1.25%

The Investment Requirements for the Extension are different from, and are more restrictive than, the Investment Requirements of your current MarketLock For Life Plus living benefit. If you elect the Extension, you must allocate your assets in accordance with one of the following options:

Option 1

At least 50% in one or more of the following:

SA DFA Ultra Short Bond

SA VCP Dynamic Allocation

SA VCP Dynamic Strategy

Up to 50% in one or more of the following Variable Portfolios:

Franklin Income VIP Fund

SA Allocation Balanced

SA Allocation Moderate

SA Allocation Moderate Growth

SA American Funds Asset Allocation

SA Edge Asset Allocation

SA JPMorgan Balanced

SA MFS Total Return

Option 2	25% in SA VCP Dynamic Allocation 25% in SA VCP Dynamic Strategy 50% in one of the following Allocations:

Variable Portfolios	Allocation 1	Allocation 2	Allocation 3
Invesco V.I. Comstock Fund, Series II Shares	2.5%	2.5%	3.0%
Invesco V.I. Growth and Income Fund, Series II Shares	3.0%	3.5%	4.0%
SA AB Growth	0.5%	0.5%	0.5%
SA AB Small & Mid Cap Value	0.5%	0.5%	0.5%
SA American Funds Global Growth	1.0%	1.5%	2.0%
SA American Funds Growth-Income	0.0%	0.0%	0.5%
SA Boston Company Capital Growth	1.0%	1.5%	1.5%
SA DFA Ultra Short Bond	1.0%	0.5%	0.0%
SA Dogs of Wall Street	1.5%	1.5%	1.5%
SA Federated Corporate Bond	5.0%	4.0%	3.5%
SA Franklin Foreign Value	1.5%	1.5%	1.5%
SA Franklin Small Company Value	0.0%	1.0%	1.0%
SA Goldman Sachs Global Bond	2.0%	2.0%	1.0%
SA Janus Focused Growth	0.0%	0.5%	0.5%
SA JPMorgan Emerging Markets	0.0%	0.5%	1.0%
SA JPMorgan Equity-Income	3.0%	3.5%	4.0%
SA JPMorgan MFS Core Bond	8.5%	6.5%	5.0%
SA Legg Mason BW Large Cap Value	2.0%	2.0%	2.0%
SA MFS Blue Chip Growth	1.0%	1.5%	2.0%
SA MFS Massachusetts Investors Trust	3.0%	3.0%	3.5%
SA Morgan Stanley International Equities	1.5%	1.5%	2.0%
SA Oppenheimer Main Street Large Cap	1.5%	2.0%	2.0%
SA PineBridge High-Yield Bond	2.0%	1.5%	1.0%
SA Pyramis Real Estate	0.0%	0.0%	0.0%
SA Wellington Capital Appreciation	1.5%	1.5%	2.0%
SA Wellington Government and Quality Bond	4.0%	4.0%	3.5%
SA Wellington Real Return	2.5%	1.5%	1.0%
Total	50.0%	50.0%	50.0%

Option 3	25% in SA VCP Dynamic Allocation 25% in SA VCP Dynamic Strategy 50% in one of the Combinations below:

Combination	25%	25%
1	Allocation 1†	SA Allocation Balanced
2	Allocation 2†	SA Allocation Moderate
3	Allocation 3†	SA Allocation Moderate Growth

† Please refer to Allocations listed in Option 2

Option 4	At least 50% in one or more of the following: SA DFA Ultra Short Bond SA VCP Dynamic Allocation SA VCP Dynamic Strategy Up to 50% in accordance with the requirements outline in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 10% Maximum 50%	SA Federated Corporate Bond SA Goldman Sachs Global Bond SA JPMorgan MFS Core Bond SA Wellington Government and Quality Bond SA Wellington Real Return Fixed Accounts 1-Year Fixed (if available)

B. Equity Maximum	Minimum 0% Maximum 40%

Franklin Founding Funds Allocation VIP Fund

Franklin Income VIP Fund

Invesco V.I. American Franchise Fund

Invesco V.I. Comstock Fund

Invesco V.I. Growth and Income Fund

Lord Abbett Growth and Income

SA AB Growth

SA AB Small & Mid Cap Value

SA Allocation Balanced

SA Allocation Growth

SA Allocation Moderate

SA Allocation Moderate Growth

SA American Funds Asset Allocation

SA American Funds Global Growth

SA American Funds Growth

SA American Funds Growth-Income

SA Dogs of Wall Street

SA Edge Asset Allocation

SA Franklin Foreign Value

SA Janus Focused Growth

SA JPMorgan Balanced

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA Legg Mason BW Large Cap Value

SA MFS Blue Chip Growth

SA MFS Massachusetts Investors Trust

SA MFS Telecom Utility

SA MFS Total Return

SA Morgan Stanley International Equities

SA Oppenheimer Main Street Large Cap

SA PineBridge High-Yield Bond

SA Putnam International Growth and Income

SA Wellington Capital Appreciation

SA Wellington Growth

SA WellsCap Aggressive Growth

SA WellsCap Fundamental Growth

continued on the next page

C. Limited Equity	Minimum 0% Maximum 10%

SA Boston Company Capital Growth

SA Columbia Technology

SA Franklin Small Company Value

SA Invesco Growth Opportunities

SA JPMorgan Emerging Markets

SA JPMorgan Mid-Cap Growth

SA Pyramis Real Estate

SA Wellington Natural Resources

Dated: December 19, 2017

Please keep this Supplement with your Prospectus